Employee benefits - Schedule of fair value of defined-benefit plans (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Employee benefits
Fair value of plan assets	€ (1,197)	€ (1,137)
Defined-benefit plans in Austria	11,642	17,240	€ 17,972
Austria
Employee benefits
Fair value of plan liabilities	10,894	11,894
Fair value of plan assets	(1,197)	(1,137)
Defined-benefit plans in Austria	€ 9,697	€ 10,757